Segmentation of key figures (Details 10) - Restructuring provision - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Restructuring provisions movements [roll forward]
Provision at beginning of period	$ 331	$ 406	$ 345	$ 459
Additions	498	88	562	184
Cash payments	(76)	(89)	(144)	(208)
Releases	(10)	(9)	(15)	(16)
Transfers	(1)	(1)		(2)
Currency translation effects	(11)	8	(17)	(14)
Provision at end of period	$ 731	$ 403	$ 731	$ 403